Financial Risk Management - Capital Risk Management, Net Debt (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Financial Instruments [Abstract]
Cash and cash equivalents	R 2,448	R 2,819	R 6,357	R 993
Borrowings	(3,205)	(3,361)
Net debt	R (757)	R (542)